Income Taxes - Summary of Reconciliation of Income Taxes Statutory Income Tax Rate to Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Income Tax Disclosure [Abstract]
Dutch statutory income tax	$ (24,479)	$ (12,338)	$ (11,939)
Foreign income taxed at different rates	(310)	(670)	484
Stock-based compensation	(24,848)	4,669	4,241
Credits	(2,161)	(697)	(504)
Change in valuation allowance	43,071	11,495	11,226
Deferred tax asset revaluation	11,883	1,081
Other	1,232	(164)	705
Total provision for income taxes	$ 4,388	$ 3,376	$ 4,213
Statutory income tax rate	25.00%	25.00%	25.00%
Foreign income taxed at different rates	0.30%	1.40%	(1.00%)
Stock-based compensation	25.30%	(9.40%)	(8.90%)
Credits	2.20%	1.40%	1.10%
Change in valuation allowance	(44.00%)	(23.30%)	(23.50%)
Deferred tax asset revaluation	(12.10%)	(2.20%)
Other	(1.20%)	0.30%	(1.50%)
Provision for income taxes	(4.50%)	(6.80%)	(8.80%)